Operating Leases (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) locations	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating Leases (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units	3		4
Operating Lease, Expense	$ 0.2	$ 0.3	$ 1.4	$ 1.1
Operating Lease, Weighted Average Remaining Lease Term	3 years 3 months 18 days			3 years 8 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	12.00%			11.20%
Europe [Member]
Operating Leases (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units			1